UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pengra Capital Management, Inc.
Address: 601 Union St., Suite 5530
         Seattle, WA  98101

Form 13F File Number:  28-6589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Molly E. Pengra
Title:  President
Phone:  206-628-0891

Signature, Place, and Date of Signing:

Molly E. Pengra    Seattle, Washington      January 22, 2002
  [Signature]         [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0 (zero)

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total (x 1000):  58,899

FORM 13F INFORMATION TABLE

NAME OF ISSUER               TITLE OF CUSIP      VALUE     SHRS OR  SH/ PUT/   INVESTMENT OTHER       VOTING
                             CLASS               (x $1000) PRN AMT  PRN CALL   DISCRETION MANAGERS   AUTHORITY
                                                                                          NONE     SOLE SHRD NONE
---------------------------  -------- --------- ---------------------------------------------------------------------

APPLIED MATERIALS INC        COM       038222105      5305  132300  SH  N/A    SOLE              122300   0    10000
CIENA CORP                   COM       171779101      2274  158900  SH  N/A    SOLE              145400   0    13500
CITIGROUP INC                COM       172967101      2918   57800  SH  N/A    SOLE               56800   0     1000
CORNING INCORPORATED         COM       219350105       449   50300  SH  N/A    SOLE               42800   0     7500
COX COMMUNICATIONS INC.      CL A      224044107     13436  320600  SH  N/A    SOLE              302600   0    18000
FLEXTRONICS INTL LTD         ORD       Y2573F102      6975  290750  SH  N/A    SOLE              267750   0    23000
GENERAL ELECTRIC             COM       369604103      3319   82800  SH  N/A    SOLE               71800   0    11000
THE GOLDMAN SACHS GROUP      COM       38141G104      9127   98400  SH  N/A    SOLE               93900   0     4500
KLA TENCOR                   COM       482480100       496   10000  SH  N/A    SOLE               10000   0        0
LINEAR TECHNOLOGY            COM       535678106      5060  129600  SH  N/A    SOLE              128600   0     1000
NEXTEL COMMUNICATIONS INC.   CL A      65332V103      3614  329700  SH  N/A    SOLE              316700   0    13000
NOKIA CORP                   SPND ADR  654902204      1219   49700  SH  N/A    SOLE               45700   0     4000
OMNICOM                      COM       681919106      3127   35000  SH  N/A    SOLE               35000   0        0
PACCAR INC                   COM       693718108       262    4000  SH  N/A    SOLE                4000   0        0
PARAMETRIC TECHNOLOGY CORP   COM       699173100       102   13000  SH  N/A    SOLE               13000   0        0
SANMINA CORP                 COM       800907107       328   16500  SH  N/A    SOLE               16500   0        0
T ROWE PRICE ASSOCIATES      COM       74144T108       382   11000  SH  N/A    SOLE               11000   0        0
XILINX INC                   COM       983919101       508   13000  SH  N/A    SOLE               13000   0        0